NATIONWIDE VARIABLE INSURANCE TRUST
BlackRock NVIT Equity Dividend Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund
NVIT AllianzGI International Growth Fund (formerly, NVIT Multi-Manager International Growth Fund)
NVIT AQR Large Cap Defensive Style Fund (formerly, NVIT Nationwide Fund)
NVIT Columbia Overseas Value Fund (formerly, Templeton NVIT International Value Fund)
NVIT Emerging Markets Fund
NVIT International Equity Fund
NVIT Jacobs Levy Large Cap Growth Fund (formerly, NVIT Multi-Manager Large Cap Growth Fund)
NVIT Mellon Dynamic U.S. Core Fund (formerly, NVIT Dynamic U.S. Growth Fund)
NVIT Mellon Dynamic U.S. Equity Income Fund (formerly, American Century NVIT Multi Cap Value Fund)
NVIT Multi-Manager International Value Fund
NVIT Multi-Manager Large Cap Value Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
NVIT Newton Sustainable U.S. Equity Fund (formerly, Neuberger Berman NVIT Socially Responsible Fund)
NVIT Real Estate Fund
NVIT Wells Fargo Discovery Fund (formerly, NVIT Multi-Manager Mid Cap Growth Fund)

Supplement dated June 11, 2020
to the Prospectus dated April 29, 2020

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

NVIT Multi-Manager International Value Fund and NVIT Multi-Manager Large Cap Value Fund

On June 10, 2020, the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust (the “Trust”), including a majority of the trustees who are not interested persons, as defined under the Investment Company Act of 1940, as amended, unanimously approved Plans of Reorganization between the (i) NVIT Multi-Manager International Value Fund (the “MM IV Fund”) and NVIT Columbia Overseas Value Fund (“Columbia Overseas Fund”), and (ii) NVIT Multi-Manager Large Cap Value Fund (“MM LCV Fund”) and NVIT Mellon Dynamic U.S. Equity Income Fund (“Mellon Dynamic Equity Fund”), each a series of the Trust, pursuant to which the MM IV Fund would be merged into the Columbia Overseas Fund and the MM LCV Fund would be merged into the Mellon Dynamic Equity Fund (each a “Merger”).

Shareholders of the MM LCV Fund and Mellon Dynamic Equity Fund are not required, and will not be requested, to approve the Merger. Further information regarding the details of the Merger and the Mellon Dynamic Equity Fund will be provided in an information statement that will be delivered to the MM LCV Fund’s shareholders.

The Board’s decision to merge the MM IV Fund into the Columbia Overseas Fund is subject to the approval of the MM IV Fund’s shareholders. In the near future, shareholders of the MM IV Fund will be provided a proxy statement/prospectus that contains more information about the Merger and the Columbia Overseas Fund.  Shareholders of the Columbia Overseas Fund are not required, and will not be requested, to approve the Merger.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE